LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Summary of activity related to lease liabilities
Below is a summary of the activity related to our lease liabilities for the twelve months ended December 31, 2021. Certain of our lease liabilities are secured by the underlying right-of-use assets; the underlying right-of-use assets have a net carrying amount of $338 million as at December 31, 2021 (2020 - $240 million).

	Years ended December 31
(In millions of dollars)	2021	2020

Lease liabilities, beginning of year	1,835	1,725
Net additions	386	320
Interest expense on lease liabilities	74	70
Interest payments on lease liabilities	(69)	(67)
Principal payments of lease liabilities	(269)	(213)

Lease liabilities, end of year	1,957	1,835

Current liability	336	278
Long-term liability	1,621	1,557

Lease liabilities	1,957	1,835